Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Collateral [Abstract]
Assets Pledged as Collaterals

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,469	$2,439
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	546	1,189
	$5,014	$5,627